SHARE CAPITAL (Details 8) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Performance Share Units, Beginning Balance	6,813,000	1,913,000
Performance Share Units, Granted	5,650,000	4,900,000
Performance Share Units, Forfeited	(1,997,000)
Performance Share Units, Ending Balance	10,466,000	6,813,000
Weighted average, Performance Share Units, Beginning Balance	$ 0.23	$ 0.24
Weighted average fair value, Performance Share Units, Granted	0.09	0.22
Weighted average fair value, Performance Share Units, Forfeited	0.22
Weighted average, Performance Share Units, Ending Balance	$ 0.16	$ 0.23